Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts
SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS
Years ended December 31, 2012, 2011 and 2010

(in millions)
	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at End of Period
Allowance for doubtful accounts:
Year Ended December 31, 2012	$5.4	$3.9	$(3.9)	$5.4
Year Ended December 31, 2011	5.0	3.6	(3.2)	5.4
Year Ended December 31, 2010	6.3	1.2	(2.5)	5.0

Reserve for sales returns:
Year Ended December 31, 2012	$4.5	$33.2	$(33.3)	$4.4
Year Ended December 31, 2011	3.2	32.0	(30.7)	4.5
Year Ended December 31, 2010	2.9	29.4	(29.1)	3.2